Intangible Assets (Tables) - Aria Energy LLC [Member]	8 Months Ended
Sep. 14, 2021
Intangible Assets (Tables) [Line Items]
Schedule of amortizable intangible assets
	September 14, 2021
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Gas rights agreements	$217,285	$109,436	$107,849
O&M contracts	3,500	2,652	848
Gas sales agreements	32,059	23,019	9,040
Total	$252,844	$135,107	$117,737
	December 31, 2020
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Gas rights agreements	$217,285	$102,944	$114,341
O&M contracts	3,500	2,475	1,025
Gas sales agreements	32,059	20,503	11,556
Total	$252,844	$125,922	$126,922

Schedule of intangible assets
(in thousands)			Expense
Type of Contract	Amortization Line Item	Remaining Lives	January 1 to September 14, 2021	Year Ended December 31, 2020
Gas rights	Depreciation, amortization and accretion	4 to 16 years	$6,493	$14,636
O&M contracts	Amortization of intangibles and below-market contracts	5 years	$178	$552
Gas sales	Amortization of intangibles and below-market contracts	1 to 8 years	$2,514	$3,566

Schedule of business acquisitions and asset acquisitions, noncurrent liabilities
	September 14, 2021
(in thousands)	Gross Liability	Accumulated Amortization	Net
Gas purchase agreements	$19,828	$15,893	$3,935
	December 31, 2020
(in thousands)	Gross Liability	Accumulated Amortization	Net
Gas purchase agreements	$19,828	$14,059	$5,769